Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 6.  Property and Equipment

Property and equipment at December 31, 2025 and 2024 consists of the following (in thousands):

	2025	2024
Land and land improvements	$17,173	$17,071
Buildings and improvements	55,094	54,673
Machinery and equipment	10,992	9,866
Office furniture and fixtures	11,854	10,568
Vehicles	1,130	1,065
Construction in progress	60	1,136
	96,303	94,379
Less accumulated depreciation and amortization	(42,321)	(38,797)
Property and equipment, net	$53,982	$55,582

At December 31, 2025 and 2024, the Company did not have any significant fixed contractual commitments for construction projects.